Shareholders' Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Shareholders' Equity

NOTE 11:- SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In May 2016, the Company’s shareholders had approved an increase of the Company’s authorized share capital by NIS 675,000 and as a result the authorized share capital is equal to NIS 1,125,000 divided into 37,500,000 Ordinary shares, par value NIS 0.03 each (adjusted to reflect the shares reverse share split effected in September 2016).

In May 2016, the Company’s shareholders approved an investment transaction with the Investor according to which the Investor became the controlling shareholder of the Company and the Company issued 8,510,638 Ordinary shares and Warrants (see Note 1c), in consideration for the aggregate amount of approximately $4,000. Offering costs amounted to $169.

In August 2016, a shareholder of the Company converted the outstanding loan balance in the amount of $102 and accrued interest of $11 into 115,700 Ordinary shares.

In August 2016, the Company held an Extraordinary General Meeting of Shareholders at which shareholders approved the consolidation of the registered (authorized) share capital of the Company as follows: every two (2) Ordinary shares with a nominal (par) value of NIS 0.015 each will be consolidated into one (1) Ordinary share with a nominal (par) value of NIS 0.03 each. All Ordinary shares, options, warrants, convertible loan, conversion options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

In August 2017, the Company entered into agreements with several Israeli institutional investors to purchase 4,604,500 ordinary shares at price per share of $2.15, for a total consideration of $9,900. Offering costs amounted to $174.

b.	Stock option plans:

In April 2015, the Company’s Board of Directors adopted the “2015 Share Option Plan” (the “Plan”), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan.

In June 2016, the Company granted options to certain employees and officers of the Company, to purchase a total 984,375 Ordinary shares at an exercise price of $0.9 per share. The options will vest as follows: 25% of the options granted to each employee will vest in June 2017; additional 75% shall vest in three equal annual installments of 25% each until June 2020. These options shall be exercisable for 48 months following the date of the vesting. As part of the grant, the Company’s former CEO was granted options to purchase 168,750 Ordinary shares at an exercise price of $0.90 per Ordinary share. The former CEO resigned in November 2016.

In November 2016, the Company’s Audit Committee (in its capacity as the Compensation Committee) and Board of Directors determined, subject to shareholders approval, to extend until January 2017, the exercise date of the former CEO’s options by accelerating the vesting of 126,563 Options as of December 31, 2016. Pursuant to the terms of the plan, the former CEO was eligible to exercise such number of the options (or any part thereof) within 90 days of the date of his resignation. The company recognized $71 share based compensation related to this acceleration.

In November 2016, the Company’s Audit Committee (in its capacity as the Compensation Committee) and Board of Directors determined, subject to shareholders approval to grant its newly appointed CEO (i) options to purchase 68,750 Ordinary shares at an exercise price of $1.16 per Ordinary share that will vest ratably over a period of four (4) years and (ii) options to purchase 150,000 Ordinary shares at an exercise price of $1.16 per Ordinary share that will vest immediately in lieu of 99 vacation days that were accrued and redeemable for his benefit. These options are exercisable for 48 months. On January 15, 2017, the Company’s shareholders approved the grant of the options to the CEO and the acceleration of the option grant to the former CEO.

In December 2016, the Company granted options to purchase 40,000 Ordinary shares at an exercise price of $1.17 per Ordinary share, that will vest immediately in lieu of 36 vacation days that were accrued and redeemable for an employee benefit. These options are exercisable for 48 months.

In February 2017, the Company granted options to a new officer of the Company to purchase a total 37,500 Ordinary shares at an exercise price of $1.26 per share. The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.

In March 2017, the Company granted options to a consultant to the Company to purchase a total of 222,000 Ordinary shares at an exercise price of $1.22 per share. The options will vest in six equal semi-annual installments of 37,000 options starting August 2018 until February 2020. These options will be exercisable for 48 months following the date of the vesting.

On May 24, 2017, the company’s Board of Directors approved an increase in the framework of the stock option plan to 2,000,000 shares.

In May 2017, the Company granted options to certain employees and officers of the Company to purchase a total of 100,000 Ordinary shares at an exercise price of $1.14 per share. The options will vest as follows: 25% of the options granted will vest in May 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.

In September 2017, the Company granted options to certain employees and officers of the Company to purchase a total of 613,750 Ordinary shares at an exercise price of $2.96 per share. The options will vest as follows: 25% of the options granted will vest in February 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.

In November 2017, the Company granted options to one of its officers to purchase a total of 200,000 Ordinary shares at an exercise price of $3.39 per share. The options will vest as follows: 25% of the options granted will vest in November 2018; 75% of the options will vest in three equal annual installments of 25% each until June 2021. These options will be exercisable for 48 months following the date of the vesting.

As of December 31, 2017, options to purchase 21,250 Ordinary Shares are available for future grant under the Plan.

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	986,875	$0.91	7.58	$246
Granted	1,170,000	2.49	-	-
Exercised	(131,250)	0.90	-	-
Cancelled and forfeited	(178,125)	0.90	-	-

Outstanding at the end of the period	1,847,500	$1.91	8.88	$2,159

Exercisable	415,781	$1.03	7.36	$852

Intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on December 31, 2017. This amount changes based on the fair market value of the Company’s Ordinary share.

As of December 31, 2017, there was approximately $1,924 of unrecognized compensation expense related to non-vested stock options, expected to be recognized up to four years.

The total equity-based compensation expense related to all of the Company’s equity-based awards, recognized for the year ended December 31, 2017 and 2016, was comprised as follows (no equity-based compensation expense recognized for the year ended December 31, 2015):

	Year ended December 31,
	2017	2016

Cost of revenues	104	70
Marketing and selling	149	12
General and administrative	306	29
	559	111

c.	Warrants:

On May 18, 2016, the Company issued Warrants to the Investor (see Note 1c) to purchase: (i) 4,255,319 additional Ordinary shares at an exercise price per Ordinary share of $0.47 (having an aggregate exercise price of $2,000), exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (having an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the Initial Investment. During 2016, the Investor exercised Warrants to purchase 2,659,575 Ordinary shares at an exercise price per share of $0.47 for an aggregate total consideration of $1,250. During 2017, the Investor exercised Warrants to purchase 1,595,744 Ordinary shares at an exercise price per share of $0.47 for an aggregate total consideration of $750, and an additional 2,181,818 Ordinary shares at an exercise price per share of $0.55 for an aggregate total consideration of $1,200. As of December 31, 2017, 1,454,545 Warrants are outstanding at an exercise price per Ordinary share of $0.55, exercisable through May 18, 2020.

On May 18, 2016, as part of the investment transaction, the Company issued to a consultant 510,638 Warrants to purchase Ordinary shares at an exercise price per Ordinary share of $0.47, exercisable for a period of 18 months following the date of the Initial Investment. During 2016, the consultant exercised Warrants to purchase 106,383 Ordinary shares at an exercise price per share of $0.47, for an aggregate total consideration of $50. During 2017, the consultant exercised Warrants to purchase 404,255 Ordinary shares at an exercise price per share of $0.47, for an aggregate total consideration of $190.